Important Notice Regarding Change in
Fund Name, Index Name, and Related Matters
SPDR® Series Trust
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated November 1, 2021 to the Prospectus, Summary Prospectuses,
Statement of Additional Information (“SAI”), each dated April 30, 2021, as may be supplemented from time to time
Effective immediately, each Fund’s name and benchmark index name have changed. No changes to the Principal Investment Strategies and Principal Risks of the Funds will occur due to these changes.
Accordingly, effective immediately:

1.	All references to each Fund’s name and benchmark index in the Prospectus, Summary Prospectuses, and SAI are deleted and replaced as follows:

Current Name of Fund	Current Benchmark Index Name	New Name of Fund	New Benchmark Index Name
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Bloomberg Barclays EM Local Currency Government Diversified Index	SPDR Bloomberg Emerging Markets Local Bond ETF	Bloomberg EM Local Currency Government Diversified Index

SPDR Bloomberg Barclays International Corporate Bond ETF	Bloomberg Barclays Global Aggregate ex‑USD >$1B: Corporate Bond Index	SPDR Bloomberg International Corporate Bond ETF	Bloomberg Global Aggregate ex‑USD >$1B: Corporate Bond Index

SPDR Bloomberg Barclays International Treasury Bond ETF	Bloomberg Barclays Global Treasury ex‑US Capped Index	SPDR Bloomberg International Treasury Bond ETF	Bloomberg Global Treasury ex‑US Capped Index

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	Bloomberg Barclays 1‑3 Year Global Treasury ex‑US Capped Index	SPDR Bloomberg Short Term International Treasury Bond ETF	Bloomberg 1‑3 Year Global Treasury ex‑US Capped Index

2.	All additional references to “Bloomberg Barclays” in the Prospectus, Summary Prospectuses, and SAI are deleted and replaced with reference to “Bloomberg”.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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